UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010
                                               -------------------

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):       [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Alden Global Capital Limited
Address:   885 Third Avenue, 34th Floor
           New York, New York 10022


Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Jim Plohg
Title:  General Counsel & Chief Compliance Officer
Phone:  212.888.7219

Signature,  Place,  and  Date  of  Signing:

/s/ Jim Plohg            New York, New York                 February 14, 2011
-----------------------  ---------------------------------  -----------------
[Signature]              [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              36

Form 13F Information Table Value Total:  $    1,017,205
                                         --------------
                                           (Thousands)


List of Other Included Managers:

NONE

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- ---------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                         VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
BANK OF AMERICA CORPORATION  COM              060505104   53,360  4,000,000 SH       SOLE                 4,000,000      0    0
BON-TON STORES INC           COM              09776J101    4,904    387,342 SH       SOLE                   387,342      0    0
BUILD A BEAR WORKSHOP        COM              120076104    2,292    300,000 SH       SOLE                   300,000      0    0
CITIGROUP INC                COM              172967101  160,820 34,000,000 SH       SOLE                34,000,000      0    0
CUMULUS MEDIA INC            CL A             231082108      682    158,287 SH       SOLE                   158,287      0    0
DEX ONE CORP                 COM              25212W100    9,053  1,213,553 SH       SOLE                 1,213,553      0    0
EMMIS COMMUNICATIONS CORP    CL A             291525103      367    482,800 SH       SOLE                   482,800      0    0
EMMIS COMMUNICATIONS CORP    PFD CV SER A     291525202   17,708  1,162,737 SH       SOLE                 1,162,737      0    0
ENTERCOM COMMUNICATIONS CORP CL A             293639100   10,250    885,162 SH       SOLE                   885,162      0    0
FORD MTR CO DEL              *W EXP 01/01/201 345370134  212,783 26,108,400 SH       SOLE                26,108,400      0    0
GANNETT INC                  COM              364730101  140,899  9,337,262 SH       SOLE                 9,337,262      0    0
HAWAIIAN HOLDINGS INC        COM              419879101    8,624  1,100,000 SH       SOLE                 1,100,000      0    0
ISTAR FINL INC               COM              45031U101   23,951  3,062,842 SH       SOLE                 3,062,842      0    0
JOURNAL COMMUNICATIONS INC   CL A             481130102    1,586    314,158 SH       SOLE                   314,158      0    0
LIN TV CORP                  CL A             532774106    3,903    736,374 SH       SOLE                   736,374      0    0
MCCLATCHY CO                 CL A             579489105    6,071  1,300,000 SH       SOLE                 1,300,000      0    0
MEDIA GEN INC                CL A             584404107    1,004    173,700 SH       SOLE                   173,700      0    0
MOTOROLA INC                 COM              620076109   78,002  8,600,000 SH       SOLE                 8,600,000      0    0
NEXSTAR BROADCASTING GROUP I CL A             65336K103    4,462    744,943 SH       SOLE                   744,943      0    0
PLAYBOY ENTERPRISES INC      CL B             728117300    5,383  1,031,160 SH       SOLE                 1,031,160      0    0
RADIO ONE INC                CL D NON VTG     75040P405       38     33,994 SH       SOLE                    33,994      0    0
ROYAL BK SCOTLAND GROUP PLC  SP ADR PREF S    780097739    6,449    434,594 SH       SOLE                   434,594      0    0
ROYAL BK SCOTLAND GROUP PLC  SP ADR PREF M    780097796    5,297    360,456 SH       SOLE                   360,456      0    0
ROYAL BK SCOTLAND GROUP PLC  ADR PREF SHS R   780097747    2,153    147,889 SH       SOLE                   147,889      0    0
ROYAL BK SCOTLAND GROUP PLC  ADR PREF SER N   780097770    4,114    282,770 SH       SOLE                   282,770      0    0
ROYAL BK SCOTLAND GROUP PLC  ADR PFD SER P    780097762    3,430    235,434 SH       SOLE                   235,434      0    0
ROYAL BK SCOTLAND GROUP PLC  ADR PREF SHS Q   780097754   15,248  1,014,496 SH       SOLE                 1,014,496      0    0
ROYAL BK SCOTLAND GROUP PLC  SP ADR PREF T    780097713   26,925  1,666,181 SH       SOLE                 1,666,181      0    0
SALEM COMMUNICATIONS CORP DE CL A             794093104    2,153    679,250 SH       SOLE                   679,250      0    0
SINCLAIR BROADCAST GROUP INC CL A             829226109   10,225  1,250,000 SH       SOLE                 1,250,000      0    0
SMURFIT-STONE CONTAINER CORP COM              83272A104   73,916  2,887,340 SH       SOLE                 2,887,340      0    0
SPANSION INC                 COM CL A NEW     84649R200      621     30,000 SH       SOLE                    30,000      0    0
WELLS FARGO & CO NEW         *W EXP 10/28/201 949746119   18,836  1,700,000 SH       SOLE                 1,700,000      0    0
WELLS FARGO & CO NEW         COM              949746101   96,224  3,105,000 SH       SOLE                 3,105,000      0    0
YRC WORLDWIDE INC            COM NEW          984249300    3,720  1,000,000 SH  PUT  SOLE                 1,000,000      0    0
YRC WORLDWIDE INC            COM NEW          984249300    1,752    470,873 SH       SOLE                   470,873      0    0